Guggenheim Macro Opportunities Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Macro Opportunities Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 526
Expense Example, with Redemption, 3 Years	801
Expense Example, with Redemption, 5 Years	1,096
Expense Example, with Redemption, 10 Years	1,934
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,115
Expense Example, with Redemption, 10 Years	2,407
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,294
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	$ 1,675